Cover	Apr. 20, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 20, 2023
Entity Registrant Name	GREEN PLAINS PARTNERS LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37469
Entity Tax Identification Number	47-3822258
Entity Address, Address Line One	1811 Aksarben Drive
Entity Address, City or Town	Omaha
Entity Address, State or Province	NE
Entity Address, Postal Zip Code	68106
City Area Code	402
Local Phone Number	884-8700
Title of 12(b) Security	Common Units, Representing Limited Partner Interests
Trading Symbol	GPP
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001635650